FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 6,021	$ 4,135
Fair value	5,937	4,135
Carrying value	62,047	62,794
Fair value	62,227	63,385
Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	54,717	55,528
Fair value	54,897	56,112
Capital securities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,170	2,153
Fair value	2,170	2,160
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	863	922
Fair value	863	922
Derivatives | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	272	413
Fair value	272	413
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	416	289
Fair value	416	289
Loan payable | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	0
Fair value	0	0
Accounts payable and other | Accounts payable | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	437	778
Fair value	437	778
Accounts payable and other | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,110	2,539
Fair value	2,110	2,539
Loans and notes payable | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,062	172
Fair value	1,062	172
Held for sale | Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	380	138
Held for sale | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	16	2
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	216	329
Fair value	216	329
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,612	1,250
Fair value	1,612	1,250
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	72	10
Fair value	72	10
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	241	154
Fair value	241	154
Other non-current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	86	121
Fair value	86	121
Accounts receivable and other | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	107	0
Fair value	107	0
Accounts receivable and other | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	164	80
Fair value	164	80
Accounts receivable and other | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	758	514
Fair value	674	514
Accounts receivable and other | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	292	239
Fair value	292	239
Accounts receivable and other | Loans and receivables | Held for sale | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	5	4
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,473	1,438
Fair value	$ 2,473	$ 1,438